Other Noncurrent Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Assets, Noncurrent Disclosure [Abstract]
Pension assets	$ 114	$ 172
Spare parts inventory	33	32
Debt issuance costs	3	4
Other	2	0
Total	$ 152	$ 208